NUVEEN NWQ GLOBAL EQUITY FUND

SUPPLEMENT DATED MAY 26, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED OCTOBER 30, 2015

Effective August 1, 2016, the fund’s name will change from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-NGES1SP-0516P

NUVEEN NWQ GLOBAL EQUITY FUND

SUPPLEMENT DATED MAY 26, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 30, 2015

Effective August 1, 2016, the fund’s name will change from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NGESAI-0516P